Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from (used in) operating activities:
Net income (loss) for the year	$ 13,658	$ (7,359)
Items not involving cash:
Depreciation and amortization	14,035	14,034
Stock-based compensation expense	1,911	2,368
Unrealized foreign exchange gain	(1,984)	(4,300)
Deferred income tax	(10,303)	(1,007)
Income from investments accounted for by the equity method	(33,741)	(24,047)
Interest on long-term debt and accretion of royalty payable	4,937	7,988
Impairment on long lived assets, net	459	479
Change in inventory write-downs to net realizable value (note 6)	914	507
Gain on sale of assets	(146)	0
Bargain purchase gain from acquisition	5,856	0
Change in bad debt expense	(326)	299
Net cash used before working capital changes	(16,442)	(11,038)
Changes in non-cash operating working capital:
Accounts receivable	(11,117)	(22,721)
Inventories	(31,744)	(3,225)
Prepaid expenses	3,964	(8,685)
Accounts payable and accrued liabilities	11,313	(420)
Warranty liability	233	10,940
Net cash used in operating activities	(43,793)	(35,149)
Cash flows from (used in) investing activities:
Purchase of property, plant and equipment	(14,158)	(7,123)
Acquisitions, net of acquired cash (note 5)	(5,948)	0
Proceeds on sale of assets	600	207
Dividends received from joint ventures	21,796	20,758
Net cash from investing activities	2,290	13,842
Cash flows from (used in) financing activities:
Drawings on operating lines of credit and long-term facilities	74,408	85,258
Repayment of operating lines of credit and long-term facilities	(82,958)	(53,523)
Proceeds from share issuance, net	120,727	13,904
Repayment of royalty payable	(7,451)	(5,948)
Net cash from financing activities	104,726	39,691
Effect of foreign exchange on cash and cash equivalents	(2,593)	(134)
Increase in cash and cash equivalents	60,630	18,250
Cash and cash equivalents, beginning of year (including restricted cash)	64,262	46,012
Cash and cash equivalents, end of year (including restricted cash)	124,892	64,262
Supplementary information:
Interest paid	3,916	4,699
Taxes paid, net of refunds	$ 3,106	$ 1,374